Convertible redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	May 30, 2019 USD ($)	May 31, 2021 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	May 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018
Redeemable Noncontrolling Interest
Cash consideration to redeem non-controlling interests				¥ 296,700
Series F convertible preferred shares
Redeemable Noncontrolling Interest
Shares issued for conversion of equity interest | shares		6,818,048
Gain or loss recognized for conversion of equity interest		¥ 0
Mrfresh Limited ("Mrfresh")
Redeemable Noncontrolling Interest
Percentage of equity interests by non-controlling interest						49.00%
Percentage of controlling equity interests			92.00%		100.00%
Series E1 convertible preferred shares
Redeemable Noncontrolling Interest
Consideration | $	$ 107,946
Shares issued for conversion of equity interest | shares				25,195,606
Mrfresh Limited ("Mrfresh")
Redeemable Noncontrolling Interest
Consideration					¥ 775,700
Non-cash consideration from issuance of convertible preferred stock					¥ 12,800
Threshold duration for redemption of preferred shares if qualified initial public offering has not occurred					5 years
Interest rate used in calculating redemption price					12.00%
Interest rate used in calculating distribution in the event of liquidation					12.00%
Changshu Missfresh
Redeemable Noncontrolling Interest
Gross investment amount before deduction of prepaid management fee			¥ 250,000
Payment of prepaid management fee			15,000
Net proceeds from equity interests investment by a third party			¥ 235,000
Threshold duration from the specified commencing date for redemption of equity investment if qualified initial public offering has not occurred					60 months
Threshold duration for measuring performance target in determination for redemption of equity investment					5 years
Threshold duration from the specified commencing date for right to exchange equity interests					6 months
Threshold duration after the closing date after which the commencing date for right to exchange equity interests begins					5 years